INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE
Schedule of components of the current and deferred tax expense

	Years ended December 31,
	2021	2020
Current tax expense
Current period	$264.5	$297.7
Settlement or adjustment for prior periods	49.9	(75.8)

Deferred tax expense
Origination and reversal of temporary differences	(136.0)	334.6
Change in unrecognized deferred tax assets	72.3	(116.7)
Total tax expense	$250.7	$439.8

The Company settled tax amounts relating to prior taxation years resulting in an additional $49.9 million of tax expense during 2021.

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	2021	2020
Combined statutory income tax rate	26.5%	26.5%

Increase (decrease) resulting from:
Mining taxes	0.2%	1.7%
Percentage of depletion	(0.4)%	(0.9)%
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	4.7%	5.5%
Change in unrecognized deferred tax assets	7.5%	(0.4)%
True-up of prior provisions to tax filings	(1.1)%	—
Income not subject to tax	(0.1)%	(0.7)%
Effect of non-taxable impairment reversals	—	(6.9)%
Accounting expenses disallowed for tax	6.3%	1.7%
Taxes on repatriation of foreign earnings	1.2%	0.1%
Impact of CARES Act	—	(1.4)%
Settlement of prior period taxes	11.1%	0.5%
Other	(2.5)%	(1.2)%
Effective tax rate	53.4%	24.5%

Schedule of summary of the components of deferred income tax and movement in net deferred tax liabilities

	December 31,	December 31,
	2021	2020
Deferred tax assets
Accrued expenses and other	$49.0	$51.1
Property, plant and equipment	1.8	5.2
Reclamation and remediation obligations	118.6	123.3
Inventory capitalization	20.6	20.8
Losses	90.8	54.4
	280.8	254.8
Deferred tax liabilities
Accrued expenses and other	1.3	2.4
Property, plant and equipment	662.7	677.5
Inventory capitalization	47.1	60.0
Deferred tax liabilities - net	$430.3	$485.1

Schedule of unrecognized deferred tax assets and company's non-capital losses

	December 31,	December 31,
	2021	2020
Balance at the beginning of the period	$485.1	$269.3
Recognized in the statement of operations	(63.7)	217.9
Recognized in OCI	8.9	(2.1)
Balance at the end of the period	$430.3	$485.1

	December 31,	December 31,
	2021	2020
Deductible temporary differences	$572.0	$535.2
Tax losses	$363.9	$394.1

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$1,053.6	2027 - 2041
United States(a)	Net operating losses	37.6	2022 - 2040
Chile	Net operating losses	130.2	No expiry
Brazil	Net operating losses	1.6	No expiry
Russia	Net operating losses	24.7	No expiry
Mauritania	Net operating losses	4.8	2022 - 2026
Barbados	Net operating losses	144.6	2023 - 2027
Luxembourg	Net operating losses	77.2	Various
Other	Net operating losses	89.1	Various

(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.